Quarterly Holdings Report
for
Fidelity® Series Sustainable Investment Grade Bond Fund
November 30, 2025
SGB-NPRT1-0126
1.9908955.102
Asset-Backed Securities - 5.6%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 5.6%
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.31% 7/21/2037 (b)(c)(d)	250,000	250,440
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.008% 1/25/2038 (b)(c)(d)	250,000	249,797
RR 28 LTD / RR 28 LLC Series 2024-28RA Class A1R, CME Term SOFR 3 month Index + 1.55%, 5.4545% 4/15/2037 (b)(c)(d)	250,000	250,421
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		750,658
TOTAL ASSET-BACKED SECURITIES (Cost $749,515)		750,658

Commercial Mortgage Securities - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.1028% 3/15/2030 (b)(c)(d) (Cost $18,885)	18,926	18,890

Foreign Government and Government Agency Obligations - 0.4%
	Principal Amount (a)	Value ($)
MEXICO - 0.4%
United Mexican States 3.5% 2/12/2034 (Cost $50,027)	60,000	52,050

Non-Convertible Corporate Bonds - 18.7%
	Principal Amount (a)	Value ($)
CANADA - 0.5%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
TELUS Corp 3.4% 5/13/2032	45,000	41,606
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (c)	2,000	1,995
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard Inc 3.625% 5/13/2051 (c)	29,000	21,210
TOTAL CANADA		64,811
NETHERLANDS - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV / NXP Funding LLC / NXP USA Inc 2.5% 5/11/2031	36,000	32,598
UNITED KINGDOM - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Astrazeneca Finance LLC 1.75% 5/28/2028	27,000	25,720
UNITED STATES - 17.8%
Communication Services - 1.5%
Diversified Telecommunication Services - 0.7%
AT&T Inc 2.25% 2/1/2032	20,000	17,639
Verizon Communications Inc 5.05% 5/9/2033	74,000	76,357
		93,996
Entertainment - 0.2%
Walt Disney Co/The 2.65% 1/13/2031	27,000	25,302
Media - 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	10,000	10,098
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	5,000	5,214
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	3,000	3,164
Charter Communications Operating LLC / Charter Communications Operating Capital 6.7% 12/1/2055	40,000	38,981
		57,457
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.875% 2/15/2031	22,000	20,490
TOTAL COMMUNICATION SERVICES		197,245

Consumer Discretionary - 1.0%
Automobiles - 0.1%
General Motors Co 5.4% 10/15/2029	18,000	18,664
Leisure Products - 0.1%
Mattel Inc 5% 11/17/2030	11,000	11,098
Specialty Retail - 0.6%
Home Depot Inc/The 3.25% 4/15/2032	25,000	23,570
Lowe's Cos Inc 3.75% 4/1/2032	35,000	33,636
TJX Cos Inc/The 3.875% 4/15/2030	23,000	22,889
		80,095
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry Inc 3.05% 3/15/2032	27,000	24,558
TOTAL CONSUMER DISCRETIONARY		134,415

Consumer Staples - 0.4%
Food Products - 0.4%
General Mills Inc 2.25% 10/14/2031	55,000	48,958
Financials - 7.3%
Banks - 4.2%
Bank of America Corp 2.651% 3/11/2032 (b)	35,000	32,261
Bank of America Corp 4.623% 5/9/2029 (b)	38,000	38,519
Bank of America Corp 5.015% 7/22/2033 (b)	55,000	56,589
Bank of America Corp 5.162% 1/24/2031 (b)	20,000	20,745
Citigroup Inc 2.666% 1/29/2031 (b)	49,000	45,924
Citigroup Inc 4.91% 5/24/2033 (b)	15,000	15,276
Citizens Financial Group Inc 5.718% 7/23/2032 (b)	11,000	11,537
Fifth Third Bancorp 4.895% 9/6/2030 (b)	10,000	10,173
JPMorgan Chase & Co 2.963% 1/25/2033 (b)	30,000	27,689
JPMorgan Chase & Co 4.912% 7/25/2033 (b)	65,000	66,741
JPMorgan Chase & Co 5.103% 4/22/2031 (b)	6,000	6,223
JPMorgan Chase & Co 5.14% 1/24/2031 (b)	20,000	20,747
JPMorgan Chase & Co 5.336% 1/23/2035 (b)	25,000	26,153
JPMorgan Chase & Co 5.572% 4/22/2036 (b)	8,000	8,498
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (b)	50,000	51,016
Santander Holdings USA Inc 6.499% 3/9/2029 (b)	5,000	5,213
Wells Fargo & Co 5.15% 4/23/2031 (b)	9,000	9,321
Wells Fargo & Co 5.244% 1/24/2031 (b)	12,000	12,469
Wells Fargo & Co 5.499% 1/23/2035 (b)	59,000	62,040
Wells Fargo & Co 5.605% 4/23/2036 (b)	8,000	8,485
Wells Fargo & Co 6.491% 10/23/2034 (b)	25,000	27,956
		563,575
Capital Markets - 1.7%
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)	30,000	26,977
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (b)	21,000	19,436
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (b)	25,000	24,835
Morgan Stanley 2.943% 1/21/2033 (b)	30,000	27,537
Morgan Stanley 4.356% 10/22/2031 (b)	20,000	20,022
Morgan Stanley 4.889% 7/20/2033 (b)	46,000	47,089
Morgan Stanley 5.192% 4/17/2031 (b)	6,000	6,210
Morgan Stanley 5.23% 1/15/2031 (b)	17,000	17,583
Morgan Stanley 5.664% 4/17/2036 (b)	5,000	5,308
MSCI Inc 5.15% 3/15/2036	6,000	5,992
MSCI Inc 5.25% 9/1/2035	7,000	7,078
State Street Corp 3.031% 11/1/2034 (b)	25,000	23,629
		231,696
Consumer Finance - 0.1%
American Express Co 5.085% 1/30/2031 (b)	16,000	16,546
Insurance - 1.3%
Equitable Financial Life Global Funding 1.3% 7/12/2026 (c)	53,000	52,113
Marsh & McLennan Cos Inc 2.375% 12/15/2031	57,000	51,124
Reinsurance Group of America Inc 5.75% 9/15/2034	20,000	20,897
RGA Global Funding 4.6% 11/25/2030 (c)	27,000	27,057
Unum Group 4% 6/15/2029	20,000	19,789
		170,980
TOTAL FINANCIALS		982,797

Health Care - 1.1%
Biotechnology - 0.4%
Amgen Inc 3% 2/22/2029	50,000	48,422
Health Care Providers & Services - 0.5%
Centene Corp 4.625% 12/15/2029	31,000	29,968
CVS Health Corp 5% 9/15/2032	3,000	3,074
Humana Inc 3.7% 3/23/2029	37,000	36,315
		69,357
Pharmaceuticals - 0.2%
Zoetis Inc 2% 5/15/2030	27,000	24,751
TOTAL HEALTH CARE		142,530

Industrials - 0.8%
Building Products - 0.2%
Carrier Global Corp 2.493% 2/15/2027	25,000	24,546
Carrier Global Corp 5.9% 3/15/2034	2,000	2,161
		26,707
Ground Transportation - 0.1%
Uber Technologies Inc 4.15% 1/15/2031	6,000	5,974
Uber Technologies Inc 4.8% 9/15/2035	4,000	3,998
		9,972
Industrial Conglomerates - 0.3%
Trane Technologies Financing Ltd 3.8% 3/21/2029	35,000	34,747
Machinery - 0.2%
Otis Worldwide Corp 2.565% 2/15/2030	27,000	25,286
Professional Services - 0.0%
Verisk Analytics Inc 4.5% 8/15/2030	3,000	3,024
Verisk Analytics Inc 5.125% 2/15/2036	6,000	6,086
		9,110
TOTAL INDUSTRIALS		105,822

Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.4%
Dell International LLC / EMC Corp 4.15% 2/15/2029	7,000	6,990
Dell International LLC / EMC Corp 4.5% 2/15/2031	10,000	10,001
Dell International LLC / EMC Corp 4.75% 10/6/2032	7,000	7,019
Dell International LLC / EMC Corp 5.1% 2/15/2036	12,000	11,984
Dell International LLC / EMC Corp 6.2% 7/15/2030	21,000	22,495
		58,489
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Inc 4.2% 10/15/2030	16,000	16,057
Micron Technology Inc 2.703% 4/15/2032	36,000	32,281
		48,338
TOTAL INFORMATION TECHNOLOGY		106,827

Materials - 0.1%
Chemicals - 0.1%
International Flavors & Fragrances Inc 2.3% 11/1/2030 (c)	14,000	12,627
Real Estate - 1.7%
Diversified REITs - 0.3%
WP Carey Inc 2.45% 2/1/2032	42,000	37,125
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc 2% 5/18/2032	42,000	35,611
Industrial REITs - 0.3%
Prologis LP 2.875% 11/15/2029	38,000	36,340
Office REITs - 0.5%
Boston Properties LP 2.45% 10/1/2033	47,000	38,955
COPT Defense Properties LP 2% 1/15/2029	29,000	27,030
COPT Defense Properties LP 4.5% 10/15/2030	2,000	1,992
		67,977
Real Estate Management & Development - 0.1%
CBRE Services Inc 2.5% 4/1/2031	27,000	24,585
Retail REITs - 0.2%
Brixmor Operating Partnership LP 5.75% 2/15/2035	20,000	21,075
Regency Centers LP 5.1% 1/15/2035	4,000	4,080
		25,155
TOTAL REAL ESTATE		226,793

Utilities - 3.1%
Electric Utilities - 1.3%
Consolidated Edison Co of New York Inc 3.35% 4/1/2030	47,000	45,598
Duke Energy Carolinas LLC 3.95% 11/15/2028	33,000	33,088
Northern States Power Co/MN 2.25% 4/1/2031	40,000	36,493
Oncor Electric Delivery Co LLC 4.15% 6/1/2032	25,000	24,591
Wisconsin Electric Power Co 4.75% 9/30/2032	31,000	31,843
		171,613
Independent Power and Renewable Electricity Producers - 0.7%
AES Corp/The 1.375% 1/15/2026	27,000	26,859
AES Corp/The 2.45% 1/15/2031	78,000	70,763
		97,622
Multi-Utilities - 1.1%
Dominion Energy Inc 2.25% 8/15/2031	61,000	54,465
NiSource Inc 1.7% 2/15/2031	63,000	55,169
Puget Energy Inc 4.224% 3/15/2032	44,000	42,245
		151,879
TOTAL UTILITIES		421,114

TOTAL UNITED STATES		2,379,128
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $2,439,376)		2,502,257

U.S. Government Agency - Mortgage Securities - 86.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 86.8%
Fannie Mae 2.5% 6/1/2052	50,002	43,399
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	36,988	37,048
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	36,113	37,123
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	22,599	23,231
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	44,950	46,208
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	24,449	25,465
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	13,456	13,963
Freddie Mac Gold Pool 2% 11/1/2050	99,831	82,014
Freddie Mac Gold Pool 2.5% 5/1/2051	51,894	44,620
Freddie Mac Gold Pool 3% 5/1/2051	20,560	18,490
Freddie Mac Gold Pool 4.5% 1/1/2053	44,799	44,070
Freddie Mac Gold Pool 5.5% 5/1/2055	48,700	49,333
Freddie Mac Non Gold Pool 5.5% 3/1/2054	20,409	20,777
Ginnie Mae I Pool 4% 10/20/2052	84,173	80,606
Ginnie Mae II Pool 2% 1/20/2051	46,229	38,553
Ginnie Mae II Pool 2% 1/20/2052	49,628	41,388
Ginnie Mae II Pool 2.5% 12/20/2051	48,821	42,404
Ginnie Mae II Pool 2.5% 5/20/2052	66,063	57,396
Ginnie Mae II Pool 3% 4/20/2052	48,308	43,612
Ginnie Mae II Pool 3% 8/20/2051	23,924	21,610
Ginnie Mae II Pool 5% 1/1/2056 (e)	75,000	74,836
Ginnie Mae II Pool 5% 12/1/2055 (e)	150,000	149,836
Ginnie Mae II Pool 5.5% 5/20/2055	49,360	49,897
Ginnie Mae II Pool 6% 1/1/2056 (e)	100,000	101,934
Ginnie Mae II Pool 6% 12/1/2055 (e)	150,000	152,848
Ginnie Mae II Pool 6% 2/1/2056 (e)	50,000	50,932
Uniform Mortgage Backed Securities 2% 12/1/2055 (e)	350,000	284,922
Uniform Mortgage Backed Securities 2.5% 1/1/2056 (e)	125,000	106,416
Uniform Mortgage Backed Securities 2.5% 12/1/2055 (e)	250,000	212,773
Uniform Mortgage Backed Securities 3% 12/1/2055 (e)	75,000	66,615
Uniform Mortgage Backed Securities 3.5% 1/1/2056 (e)	100,000	92,477
Uniform Mortgage Backed Securities 3.5% 12/1/2055 (e)	200,000	185,000
Uniform Mortgage Backed Securities 4% 1/1/2056 (e)	75,000	71,426
Uniform Mortgage Backed Securities 4% 12/1/2055 (e)	150,000	142,898
Uniform Mortgage Backed Securities 5.5% 12/1/2040 (e)	100,000	102,375
Uniform Mortgage Backed Securities 6% 1/1/2056 (e)	150,000	153,568
Uniform Mortgage Backed Securities 6% 12/1/2055 (e)	300,000	307,196
Uniform Mortgage Backed Securities 6.5% 1/1/2056 (e)	25,000	25,909
Uniform Mortgage Backed Securities 6.5% 12/1/2055 (e)	8,175,000	8,468,152
TOTAL UNITED STATES		11,611,320
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $11,587,415)		11,611,320

U.S. Treasury Obligations - 56.1%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bonds 3.625% 2/15/2053	3.74	335,000	279,476
US Treasury Bonds 3.875% 2/15/2043	3.81	180,000	165,178
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	42,000	37,496
US Treasury Bonds 4.25% 2/15/2054	4.24 to 4.78	310,600	289,235
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.66	36,000	33,526
US Treasury Bonds 4.5% 11/15/2054	4.55 to 4.83	115,000	111,694
US Treasury Bonds 4.625% 2/15/2055	4.54 to 4.81	89,000	88,270
US Treasury Bonds 4.625% 5/15/2054	4.49 to 4.65	95,000	94,176
US Treasury Bonds 4.75% 5/15/2055	4.83 to 4.92	205,000	207,466
US Treasury Bonds 4.75% 8/15/2055	4.57 to 4.91	285,000	288,563
US Treasury Notes 3.5% 4/30/2028	3.35	460,000	460,061
US Treasury Notes 3.5% 4/30/2030	3.36	70,000	69,776
US Treasury Notes 3.625% 5/15/2026	4.03	45,000	44,969
US Treasury Notes 3.625% 9/30/2030	3.58	230,000	230,216
US Treasury Notes 3.625% 9/30/2031	3.63 to 3.87	219,000	218,230
US Treasury Notes 3.75% 10/31/2032	3.87 to 3.89	319,000	318,252
US Treasury Notes 3.75% 12/31/2028	3.84	200,000	201,438
US Treasury Notes 3.75% 5/31/2030	3.98	210,000	211,427
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.27	268,000	266,943
US Treasury Notes 3.875% 9/30/2032	3.76	213,000	214,165
US Treasury Notes 4% 3/31/2030	3.94	100,000	101,680
US Treasury Notes 4% 4/30/2032	4.00	51,000	51,749
US Treasury Notes 4% 5/31/2030	3.97	250,000	254,307
US Treasury Notes 4% 6/30/2028	4.25	60,000	60,762
US Treasury Notes 4% 6/30/2032	3.99	76,000	77,072
US Treasury Notes 4% 7/31/2030	4.07 to 4.16	105,000	106,813
US Treasury Notes 4% 7/31/2032	3.94 to 4.14	310,000	314,226
US Treasury Notes 4.125% 10/31/2031	4.37	77,000	78,726
US Treasury Notes 4.125% 11/30/2029	4.08	12,000	12,249
US Treasury Notes 4.125% 2/29/2032	4.19	40,000	40,872
US Treasury Notes 4.125% 3/31/2032	4.13	320,000	326,963
US Treasury Notes 4.125% 5/31/2032	4.05 to 4.27	201,000	205,334
US Treasury Notes 4.125% 7/31/2028	4.18 to 4.27	175,000	177,810
US Treasury Notes 4.125% 7/31/2031	3.78	137,000	140,129
US Treasury Notes 4.125% 8/31/2030	4.61	58,000	59,310
US Treasury Notes 4.25% 1/31/2030	4.34 to 4.47	140,000	143,659
US Treasury Notes 4.25% 11/15/2034	4.22 to 4.49	174,000	177,901
US Treasury Notes 4.25% 2/28/2031	4.27	35,000	36,021
US Treasury Notes 4.25% 5/15/2035	4.23 to 4.45	318,000	324,559
US Treasury Notes 4.25% 8/15/2035	3.98 to 4.26	382,000	389,401
US Treasury Notes 4.375% 1/31/2032	4.46	50,000	51,779
US Treasury Notes 4.375% 11/30/2030	4.27 to 4.35	93,000	96,197
US Treasury Notes 4.5% 11/15/2033	3.86 to 4.35	155,000	161,763
US Treasury Notes 4.625% 2/15/2035	4.17 to 4.34	186,000	195,409
US Treasury Notes 4.625% 5/31/2031	4.33	67,000	70,201
US Treasury Notes 4.875% 10/31/2030	4.91	20,000	21,127
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,487,093)			7,506,576

Money Market Funds - 13.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $1,737,342)	4.02	1,736,995	1,737,343

TOTAL INVESTMENT IN SECURITIES - 180.7% (Cost $24,069,653)	24,179,094
NET OTHER ASSETS (LIABILITIES) - (80.7)%	(10,798,239)
NET ASSETS - 100.0%	13,380,855

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5% 12/1/2055	(150,000)	(149,836)
Ginnie Mae II Pool 6% 1/1/2056	(50,000)	(50,966)
Ginnie Mae II Pool 6% 12/1/2055	(150,000)	(152,848)
Uniform Mortgage Backed Securities 2.5% 12/1/2055	(250,000)	(212,773)
Uniform Mortgage Backed Securities 3.5% 12/1/2055	(200,000)	(185,000)
Uniform Mortgage Backed Securities 4% 12/1/2055	(150,000)	(142,898)
Uniform Mortgage Backed Securities 6% 12/1/2055	(250,000)	(255,997)
Uniform Mortgage Backed Securities 6.5% 12/1/2055	(8,175,000)	(8,468,152)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(9,618,470)

TOTAL TBA SALE COMMITMENTS (Proceeds $9,618,206)		(9,618,470)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $884,550 or 6.6% of net assets.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,329,922	1,000,687	593,266	15,874	-	-	1,737,343	1,736,995	0.0%
Total	1,329,922	1,000,687	593,266	15,874	-	-	1,737,343

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Foreign Government and Government Agency Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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